FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Feb. 29, 2024
Financial Instruments and Risk Management
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Text Block]

 14. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company's financial instruments consist of cash and cash equivalents, GICs, a short-term investment, amounts receivable, deposits, reclamation deposits, accounts payable and accrued liabilities and lease liabilities. As at February 29, 2024, the Company classifies its short-term investment as FVTPL and its remaining financial instruments at amortized cost. For financial instruments at amortized cost, their carrying values approximate their fair values because of their current nature. The carrying value of the Company's lease liability is measured at the present value of the discounted future cash flows.

The Company classifies financial instruments carried at fair value according to the following hierarchy based on the amount of observable inputs used to value the financial instrument:

Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Fair value measurements are those derived from inputs other than quoted prices that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (derived from prices).

Level 3 - Valuations in this level are those with inputs for the asset or liability that are not based on observable market data. The Company's Surge Warrants (short-term investment) are classified under Level 3.

The Company's financial instruments are exposed to the following risks:

Credit Risk

Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations. Financial instruments which are potentially subject to credit risk for the Company consist primarily of cash and cash equivalents, GICs and amounts receivable. The cash and cash equivalents and GICs are held at Canadian financial institutions and the Company considers the credit risk to be minimal. The Company's amounts receivable balance primarily consists of goods and sales taxes receivables from the Government of Canada.

The Company's maximum exposure to credit risk is as follows:

	February 29	February 28
	2024	2023
	$	$
Cash and cash equivalents	11,889,416	11,985,766
Guaranteed investment certificates	-	28,636,414
Amounts receivable	616,042	400,804
	12,505,458	41,022,984

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its obligations with respect to financial liabilities as they come due. The Company's financial liabilities are comprised of accounts payable and accrued liabilities. The Company manages its liquidity risk by forecasting cash flows from operations and anticipating any investing and financing activities. Liquidity risk is assessed as low.

The following table summarizes the Company's outstanding financial liabilities.

	February 29	February 28
	2024	2023
	$	$
Accounts payable and accrued liabilities	2,174,324	1,663,785
Lease liabilities (note 9)	116,919	226,289
	2,291,243	1,890,074

 Foreign Exchange Risk

The Company is exposed to foreign currency risk on fluctuations related to cash and cash equivalents, reclamation deposits, and accounts payable and accrued liabilities that are denominated in a foreign currency. As at February 29, 2024, the Company had foreign currency net assets of $2,658,651 in United States dollars, amounting to $3,607,789. A 10% fluctuation in the foreign exchange rate of foreign currencies against the Canadian dollar would result in a foreign exchange gain/loss of approximately $360,779.

Interest Rate Risk

Interest rate risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company has cash and cash equivalents balances and term deposits with interest based on the prime rate. The Company's current policy is to invest excess cash in investment-grade short-term deposit certificates issued by its banking institution. The Company periodically monitors the investments it makes and is satisfied with the credit ratings of its banks.

Price Risk

Price risk is the risk that assets or liabilities carried at fair value or future cash flows of a financial instrument will fluctuate because of changes in market conditions.

The Company's maximum exposure to price risk on its short-term investment is as follows:

	February 29	February 28
	2024	2023
	$	$
Level 3	4,451,480	-

During the year ended February 29, 2024, there were no transfers between level 1, level 2 and level 3 classified assets and liabilities.